Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities
	December 31,	December 31,
	2025	2024

Accounts payable	$1,440	$2,614
Accrued liablities	732	2,182
VAT payable	96	30
	$2,268	$4,826

Schedule of carrying amount of supplier financing arrangement

	December 31,	December 31,
	2025	2024

Carrying amount of supplier financing arrangement:
Presented in accounts payable	$-	$211
- of which suppliers have received payment
from finance supplier	-	210

Range of payment due dates:
Liabilities that are part of the arrangements		150 days
Comparable accounts payable that are not part of the
arrangements		30-45 days